VESSELS HELD FOR SALE (Details) $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2023 USD ($)	Mar. 31, 2023 vessel	Dec. 31, 2024 vessel
Property, Plant and Equipment [Line Items]
Number of vessels held for sale | vessel		2	0
Panamax Vessel
Property, Plant and Equipment [Line Items]
Proceeds from sale of vessels | $	$ 16.0